Employee Benefit Plan, Derivative (Details) - EBP 001 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Derivative [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value
Derivative
EBP, Derivative [Line Items]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Current Value	30,100,000	$ 5,300,000
EBP, Derivative, Notional, Amount	$ 2,600,000,000	$ 2,200,000,000